Schedule of investments
Optimum Small-Mid Cap Value Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.51%
Communication Services — 6.14%
AMC Networks Class A †	30,800	$ 482,636
Audacy †	206,300	46,438
Gray Television	65,200	729,588
John Wiley & Sons Class A	185,419	7,427,885
Lumen Technologies	150,400	785,088
Nexstar Media Group	98,937	17,316,943
Paramount Global Class B	37,200	627,936
Ziff Davis †	135,183	10,692,976
		38,109,490
Consumer Discretionary — 11.29%
Aaron's	45,700	546,115
American Axle & Manufacturing Holdings †	114,200	893,044
Bloomin' Brands	74,100	1,490,892
BorgWarner	41,200	1,658,300
Brunswick	21,300	1,535,304
Capri Holdings †	15,000	859,800
Dick's Sporting Goods	17,900	2,153,191
Foot Locker	48,800	1,844,152
Goodyear Tire & Rubber †	70,000	710,500
Guess?	47,500	982,775
H&R Block	40,400	1,475,004
Harley-Davidson	43,800	1,822,080
Haverty Furniture	43,900	1,312,610
Helen of Troy †	25,416	2,818,888
Kohl's	47,900	1,209,475
Lear	8,300	1,029,366
Leslie's †	354,770	4,331,742
Lithia Motors	36,601	7,493,689
Macy's	73,400	1,515,710
Malibu Boats Class A †	19,500	1,039,350
MDC Holdings	54,648	1,726,877
Modine Manufacturing †	76,800	1,525,248
Mohawk Industries †	13,600	1,390,192
Nordstrom	28,400	458,376
ODP †	29,100	1,325,214
Penske Automotive Group	28,619	3,289,181
PulteGroup	53,000	2,413,090
PVH	23,100	1,630,629
Qurate Retail Series A †	97,500	158,925
Sally Beauty Holdings †	65,000	813,800
Shoe Carnival	400	9,564
Sleep Number †	14,600	379,308
Smith & Wesson Brands	67,800	588,504
Sonic Automotive Class A	29,600	1,458,392
Tapestry	37,600	1,431,808
Thor Industries	14,900	1,124,801
Toll Brothers	49,500	2,471,040
Travel + Leisure	12,500	455,000
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Tupperware Brands †	116,100	$ 480,654
Victoria's Secret & Co. †	171,196	6,125,393
Whirlpool	21,600	3,055,536
Winnebago Industries	19,400	1,022,380
		70,055,899
Consumer Staples — 4.50%
Bunge	15,200	1,516,504
Conagra Brands	48,100	1,861,470
Energizer Holdings	32,000	1,073,600
Herbalife Nutrition †	35,500	528,240
Ingles Markets Class A	28,500	2,749,110
Ingredion	30,700	3,006,451
J M Smucker	7,300	1,156,758
Molson Coors Beverage Class B	82,900	4,271,008
Nu Skin Enterprises Class A	16,800	708,288
Pilgrim's Pride †	4,100	97,293
Spectrum Brands Holdings	116,356	7,088,408
Sprouts Farmers Market †	92,100	2,981,277
Weis Markets	10,470	861,576
		27,899,983
Energy — 6.22%
APA	51,700	2,413,356
Arch Resources	6,700	956,693
CNX Resources †	59,500	1,001,980
DT Midstream	175,024	9,671,826
HF Sinclair	68,100	3,533,709
Magnolia Oil & Gas Class A	346,536	8,126,269
Marathon Oil	139,800	3,784,386
PDC Energy	42,600	2,704,248
SFL	97,100	895,262
Viper Energy Partners	138,553	4,404,600
World Fuel Services	39,900	1,090,467
		38,582,796
Financials — 18.89%
Affiliated Managers Group	9,500	1,505,085
Ally Financial	91,200	2,229,840
American Financial Group	16,900	2,320,032
Annaly Capital Management	52,450	1,105,646
Apollo Commercial Real Estate Finance	77,600	834,976
Ares Capital	85,300	1,575,491
Associated Banc-Corp	121,500	2,805,435
B Riley Financial	15,900	543,780
Banco Latinoamericano de Comercio Exterior Class E	59,900	970,380
BGC Partners Class A	1,345,343	5,071,943
Cathay General Bancorp	47,800	1,949,762
Citizens Financial Group	46,800	1,842,516
NQ-OPTSV [12/22] 2/23 (2747699)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
CNA Financial	40,395	$ 1,707,901
CNO Financial Group	144,200	3,294,970
Columbia Banking System	214,767	6,470,930
Comerica	34,700	2,319,695
Customers Bancorp †	35,600	1,008,904
Donnelley Financial Solutions †	27,300	1,055,145
Equitable Holdings	68,200	1,957,340
Essent Group	26,800	1,041,984
Everest Re Group	6,300	2,087,001
F&G Annuities & Life †	3,502	70,075
Federal Agricultural Mortgage Class C	1,852	208,739
Fidelity National Financial	51,500	1,937,430
First American Financial	38,200	1,999,388
First BanCorp	89,200	1,134,624
First Busey	74,400	1,839,168
First Merchants	155,357	6,386,726
FS KKR Capital	57,750	1,010,625
Hancock Whitney	31,300	1,514,607
Hanmi Financial	56,800	1,405,800
HomeStreet	39,900	1,100,442
Hope Bancorp	122,400	1,567,944
Jefferies Financial Group	77,400	2,653,272
Lazard Class A	37,700	1,307,059
Lincoln National	33,300	1,022,976
MGIC Investment	107,200	1,393,600
New Mountain Finance	95,300	1,178,861
Oaktree Specialty Lending	4,294	29,500
OFG Bancorp	80,900	2,229,604
OneMain Holdings	34,600	1,152,526
Pacific Premier Bancorp	145,856	4,603,215
PacWest Bancorp	396,737	9,105,114
Radian Group	69,500	1,325,365
Redwood Trust	119,100	805,116
Regions Financial	179,100	3,861,396
Reinsurance Group of America	8,200	1,165,138
Rithm Capital	131,300	1,072,721
Starwood Property Trust	440,948	8,082,577
Synovus Financial	55,900	2,099,045
Universal Insurance Holdings	41,300	437,367
Unum Group	75,700	3,105,971
Victory Capital Holdings Class A	39,300	1,054,419
Voya Financial	25,200	1,549,548
Zions Bancorp	83,200	4,090,112
		117,198,826
Healthcare — 4.91%
DaVita †	26,200	1,956,354
Enovis †	108,234	5,792,684
Exelixis †	84,300	1,352,172
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Innoviva †	62,600	$ 829,450
Ironwood Pharmaceuticals †	167,200	2,071,608
Jazz Pharmaceuticals †	26,870	4,280,660
LivaNova †	64,083	3,559,170
Quest Diagnostics	11,600	1,814,704
Select Medical Holdings	94,175	2,338,365
United Therapeutics †	11,800	3,281,462
Universal Health Services Class B	22,600	3,184,114
		30,460,743
Industrials — 14.33%
ACCO Brands	146,000	816,140
Acuity Brands	13,900	2,301,979
AGCO	42,100	5,838,849
Alaska Air Group †	31,560	1,355,186
Allison Transmission Holdings	55,500	2,308,800
Apogee Enterprises	36,200	1,609,452
ArcBest	27,300	1,912,092
Atkore †	42,100	4,774,982
BWX Technologies	160,802	9,339,380
CoreCivic †	56,200	649,672
Covenant Logistics Group	59,100	2,043,087
Crane Holdings	10,500	1,054,725
Deluxe	29,800	506,004
Ennis	45,800	1,014,928
Esab	107,070	5,023,724
GXO Logistics †	167,517	7,151,301
Hawaiian Holdings †	45,300	464,778
Hillenbrand	31,174	1,330,195
Huntington Ingalls Industries	6,200	1,430,216
IAA †	121,170	4,846,800
Kaman	94,643	2,110,539
KAR Auction Services †	479,630	6,259,172
ManpowerGroup	26,300	2,188,423
Moog Class A	24,000	2,106,240
MSC Industrial Direct Class A	18,200	1,486,940
Owens Corning	35,500	3,028,150
Primoris Services	66,384	1,456,465
Quanex Building Products	54,980	1,301,926
REV Group	37,490	473,124
Ryder System	16,800	1,403,976
Snap-on	9,300	2,124,957
Textron	16,800	1,189,440
Timken	17,600	1,243,792
Triton International	43,700	3,005,686
United Airlines Holdings †	34,400	1,296,880
XPO †	73,845	2,458,300
		88,906,300
Information Technology — 10.39%
ACI Worldwide †	306,440	7,048,120

2    NQ-OPTSV [12/22] 2/23 (2747699)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Amdocs	22,500	$ 2,045,250
Amkor Technology	102,600	2,460,348
Arrow Electronics †	24,580	2,570,331
Aviat Networks †	17,790	554,870
Cirrus Logic †	10,400	774,592
Consensus Cloud Solutions †	63,122	3,393,439
CSG Systems International	18,200	1,041,040
Diodes †	10,500	799,470
Ebix	33,273	664,129
Euronet Worldwide †	47,498	4,482,861
Jabil	66,100	4,508,020
Kimball Electronics †	74,200	1,676,178
Methode Electronics	30,600	1,357,722
NCR †	37,200	870,852
NetApp	32,700	1,963,962
Qorvo †	19,200	1,740,288
Sanmina †	53,000	3,036,370
Seagate Technology Holdings	17,100	899,631
TD SYNNEX	13,700	1,297,527
Teledyne Technologies †	9,724	3,888,725
TTM Technologies †	84,100	1,268,228
Ultra Clean Holdings †	29,100	964,665
Verint Systems †	242,259	8,789,157
Verra Mobility †	229,104	3,168,508
Vishay Precision Group †	35,910	1,387,921
Western Union	66,100	910,197
Xerox Holdings	61,300	894,980
		64,457,381
Materials — 11.88%
Ashland	91,229	9,809,854
Axalta Coating Systems †	324,710	8,270,364
Berry Global Group	48,200	2,912,726
Celanese	8,900	909,936
Chemours	49,500	1,515,690
Eastman Chemical	19,400	1,579,936
FMC	62,521	7,802,621
Greif Class A	34,400	2,306,864
Huntsman	82,070	2,255,283
Koppers Holdings	48,050	1,355,010
Mativ Holdings	32,700	683,430
Mosaic	63,600	2,790,132
O-I Glass †	59,800	990,886
Packaging Corp of America	8,300	1,061,653
Reliance Steel & Aluminum	17,900	3,623,676
Silgan Holdings	367,277	19,039,640
Steel Dynamics	41,800	4,083,860
Trinseo	22,200	504,162
Tronox Holdings	38,500	527,835
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Westrock	48,000	$ 1,687,680
		73,711,238
Real Estate — 8.45%
American Assets Trust	37,200	985,800
Apple Hospitality REIT	114,600	1,808,388
Armada Hoffler Properties	100,700	1,158,050
Brixmor Property Group	80,400	1,822,668
CareTrust REIT	57,900	1,075,782
City Office REIT	137,000	1,148,060
CTO Realty Growth	46,500	850,020
Equity Commonwealth	138,091	3,448,132
Franklin Street Properties	93,612	255,561
Gaming and Leisure Properties	263,698	13,736,029
Global Net Lease	136,400	1,714,548
Host Hotels & Resorts	76,200	1,223,010
Industrial Logistics Properties Trust	63,789	208,590
Iron Mountain	25,700	1,281,145
Kite Realty Group Trust	63,600	1,338,780
Medical Properties Trust	760,603	8,473,117
Newmark Group Class A	414,938	3,307,056
Office Properties Income Trust	45,688	609,935
Omega Healthcare Investors	53,300	1,489,735
Piedmont Office Realty Trust Class A	78,300	718,011
Plymouth Industrial REIT	57,000	1,093,260
Sabra Health Care REIT	88,400	1,098,812
Service Properties Trust	104,300	760,347
Tanger Factory Outlet Centers	122,610	2,199,623
Uniti Group	107,160	592,595
		52,397,054
Utilities — 1.51%
National Fuel Gas	44,100	2,791,530
NRG Energy	70,400	2,240,128
UGI	45,200	1,675,564
Vistra	114,200	2,649,440
		9,356,662
Total Common Stocks (cost $587,587,134)		611,136,372

Short-Term Investments — 1.38%
Money Market Mutual Funds — 1.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	2,142,415	2,142,415
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	2,142,415	2,142,415

NQ-OPTSV [12/22] 2/23 (2747699)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	2,142,415	$ 2,142,415
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	2,142,414	2,142,414
Total Short-Term Investments (cost $8,569,659)		8,569,659

Total Value of Securities—99.89% (cost $596,156,793)		619,706,031
Receivables and Other Assets Net of Liabilities—0.11%		673,763
Net Assets Applicable to 48,061,873 Shares Outstanding—100.00%		$620,379,794

†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

4    NQ-OPTSV [12/22] 2/23 (2747699)